INTANGIBLE ASSETS, NET - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
INTANGIBLE ASSETS, NET
Amortization expense of intangible assets	¥ 173,496	$ 23,769	¥ 180,459	¥ 173,915